Share Capital - Disclosure of warrant transactions (Details) - Warrants [Member]	12 Months Ended
	Apr. 30, 2026 Shares $ / shares	Apr. 30, 2025 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Outstanding, beginning of the year | Shares	233,553	15,437,163
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.48	$ 1.89
Exercised | Shares	(233,553)	(15,040,837)
Weighted average exercise price, Exercised | $ / shares	$ 1.48	$ 1.9
Expired | Shares	0	(162,773)
Weighted average exercise price, Expired | $ / shares	$ 0	$ 1.57
Outstanding, end of the year | Shares	0	233,553
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 0	$ 1.48